Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Cost of sales - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cost Of Sales Abstract
Cost of Sales	€ 532,262
Total	€ 532,262